PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,456,156	¥4,923,152	$716,951
Office equipment and fixtures	1,239,914	1,350,235	196,632
Production equipment	1,609,500	2,580,628	375,812
Total property and equipment	7,305,570	8,854,015	1,289,395
Less: Accumulated depreciation	(4,134,461)	(5,192,694)	(756,203)
Property and equipment, net	¥3,171,109	¥3,661,321	$533,192
Construction in progress	¥11,779,784	¥21,524,994	$3,134,647